TAXES PAYABLE	12 Months Ended
Dec. 31, 2013
Taxes Payable, Current [Abstract]
Taxes Payable Current [Text Block]
10.	TAXES PAYABLE

Taxes payable consist of the following:

	December 31,
	2013	2012
	US$	US$
Value added tax	8,380	144,845
Enterprise income tax	70,776	229,854
Employee withholding taxes	2,793	2,533
Business tax	165	161
City construction tax	636	24,181
	82,750	401,574